Leases - Schedule of Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Assets
Right-of-use assets – finance lease, net		$ 1,384
Liabilities
Finance lease liabilities, current
Weighted average remaining lease term (in years)
Weighted average discount rate (%)
Finance leases:
Amortization of right-of-use assets – finance lease	$ 1,384	$ 20,742	$ 46,406
Interest of finance lease liabilities		236	1,777
Total Finance lease Expanses	1,384	20,978	48,183
Operating lease:
Expenses related to a short-term lease	12,308	12,308	12,308
Total Operating lease Expanses	12,308	12,308	12,308
Total lease expenses	13,692	33,286	60,491
Cash outflows related to finance leases:
Financing cash outflows – principal paid		12,835	42,815
Operating cash outflows – interests paid		236	1,777
Cash outflows related to lease		13,071	44,592
Cash outflows related to operating lease:
Operating cash outflows – rental paid	$ 12,308	$ 12,308	$ 12,308